EMPLOYEE BENEFIT PLANS - (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Retirement Benefits [Abstract]
Employer discretionary contribution amount	$ 6.7	$ 6.5	$ 4.3
Defined benefit pension plan liability	$ 5.5	$ 3.3